Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments	The following table represents information about revenues and net profit / (loss), assets and liabilities of operating segments of the Group for the years ended December 31, 2023, and 2022:
	Oil storage and related services	Other operating segment	Adjustments and eliminations	Consoli-dated	Oil storage and related services	Other operating segment	Adjustments and eliminations	Consoli-dated

Revenue
External customers	105,695,648	Nil	Nil	105,695,648	81,540,776	Nil	Nil	81,540,776
Inter-segment	Nil	884,835	(884,835)	Nil		612,578	(612,578)	Nil
Total Revenue	105,695,648	884,835	(884,835)	105,695,648	81,540,776	612,578	(612,578)	81,540,776

Depreciation of property, plant and equipment	(13,289,473)	(111,032)	744,449	(12,656,056)	(12,523,131)	(92,527)	Nil	(12,615,658)
Interest on borrowings	(17,424,761)	(182,234)		(17,606,995)	(22,048,383)	(129,386)	Nil	(22,177,769)
Interest on lease liabilities	(3,392,118)	Nil	305,438	(3,086,680)	(3,043,214)	Nil	Nil	(3,043,214)
Changes in fair value of derivative financial instruments	(3,653,296)	Nil	Nil	(3,653,296)	3,840,379	Nil	Nil	3,840,379
Asset retirement obligation - accretion expense	(68,040)	Nil	Nil	(68,040)	(65,859)	Nil	Nil	(65,859)
Litigation settlement	(55,746,035)	Nil	Nil	(55,746,035)	Nil	Nil	Nil	Nil
Expected credit losses of trade accounts receivables	(18,202,132)	Nil	Nil	(18,202,132)	Nil	Nil	Nil	Nil
Write-off of advances to contractor	(15,006,262)	Nil	Nil	(15,006,262)	Nil	Nil	Nil	Nil
Write-off of trade accounts receivables	(927,519)	Nil	Nil	(927,519)	Nil	Nil	Nil	Nil
Change in estimated fair value of derivative warrant liability	3,931,592	Nil	Nil	3,931,592	7,430,035	Nil	Nil	7,430,035
(Loss) / profit for the year	(48,626,082)	65,830	232,057	(48,328,195)	27,230,804	(1,519)	Nil	27,229,285

Assets of the segment	559,911,354	3,371,209	(77,298,516)	485,984,047	549,054,357	3,185,417	(78,637,927)	473,601,847
Liabilities of the segment	430,135,412	1,846,198	(2,764,060)	429,217,550	366,384,681	2,190,538	(68,064)	368,507,155

Other disclosures
Capital expenditures	13,278,355	Nil	Nil	13,278,355	19,193,314	Nil	Nil	19,193,314